Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204

July 27, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust to add the following new series, the Gotham Short Strategies ETF, is Post-Effective Amendment No. 188 and Amendment No. 189 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7700 (Extension 746) or mpellegrino@tidalfg.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Toroso Investments, LLC